Earnings per share (Details 1) - ARS ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Basic
Profit / (loss) for the year of continuing operations attributable to equity holders of the parent	$ 60,243	$ 74,487	$ (80,877)
Loss for the year of discontinued operations attributable to equity holders of the parent	0	0	(24,923)
Profit / (loss) for the year attributable to equity holders of the parent	$ 60,243	$ 74,487	$ (105,800)
Weighted average number of ordinary shares outstanding	748	756	550
Basic earnings per share	$ 80.54	$ 98.53	$ (192.36)